FORM  N-Q

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ   07722

Registrant telephone number, including area code:              732 842-3465

Date of fiscal year:                                                                12/31/2013

Date of reporting period:                                                       09/30/2013

Item  1.   Report to Shareholders.

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NORTHQUEST CAPITAL FUND, INC.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2013

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-698-5261

Ticker Symbol:   NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

September 30, 2013

To the Shareholders of NorthQuest Capital Fund, Inc.:

     Our Fund began the year at a share price of $11.71 and ended the past nine months at $13.35. The Fund’s total return, year-to-date before taxes for this period, increased 14.01%. NorthQuest has 198,909 shares outstanding with total net assets of $2,654,629.  The following table may be helpful in comparing the Fund’s performance with other investments and financial indices.

                     Performance  Comparison

The Fund & Other Indexes                                                         Year-To-Date

NorthQuest Capital Fund 14.01%
Dow Jones Industrial 15.46%
NASDAQ Composite 24.90%
S&P 500 17.91%

     This quarterly report includes the Fund’s “Schedule of Investments”, and each shareholders’ account statement. Please do not hesitate to call or write me with any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

	NORTHQUEST CAPITAL FUND, INC.
	Schedule of Investments - (Unaudited)
	September 30, 2013

			Fair
COMMON STOCKS: 91.44%	Shares	Cost	Value

Bank: 3.44%
U.S. Bancorp	2,500	$ 74,356	$ 91,450

Chemical Industry: 1.89%
PPG Industries	300	44,796	50,118

Computer & Peripherals: 3.49%
International Business Machines	500	86,214	92,590

Diversified Industrials: 15.10%
Parker Hannifin Corp.	2,200	154,608	239,184
United Technologies Corp.	1,500	67,597	161,730

		222,205	400,914

Electrical Equipment: 5.61%
Emerson Electric Co.	2,300	96,250	148,810

Food Processing: 2.44%
McCormick & Company	1,000	70,748	64,700

Information Technology: 9.52%
Fiserv Inc. *	2,500	109,333	252,625

Machinery Industry: 10.48%
Donaldson Co.	4,000	43,375	152,520
Wabtec Corporation	2,000	100,858	125,740

		144,233	278,260

The accompanying notes are an integral part of these financial statements.

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	NORTHQUEST CAPITAL FUND, INC.
	Schedule of Investments - (Unaudited) (continued)
	September 30, 2013

			Fair
COMMON STOCKS: 91.44%	Shares	Cost	Value

Medical Supplies Industry: 16.75%
C.R. Bard, Inc.	1,300	115,570	149,760
Idexx Laboratories, Inc. *	1,400	118,842	139,510
Stryker Corp.	2,300	72,730	155,457

		307,142	444,727

Metals & Mining Industry: 3.24%
Freeport McMoran Copper & Gold	2,600	121,361	86,008

Petroleum Industry: 9.90%
Chevron Corp.	1,100	105,283	133,650
Exxon Mobil Corporation	1,500	98,847	129,060

		204,130	262,710

Railroad Industry: 3.51%
Union Pacific Corporation	600	92,010	93,204

Steel Industry: 6.07%
Reliance Steel & Aluminum	2,200	77,197	161,194

TOTAL COMMON STOCKS		$1,649,975	2,427,310

OTHER ASSETS LESS LIABILITIES: 8.56%			227,319

NET ASSETS - 100%			$2,654,629

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

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	NORTHQUEST CAPITAL FUND, INC.
	Schedule of Investments - (Unaudited) (continued)
	September 30, 2013

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or lia-
	bilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are
	observable for the asset or liability, either directly or indirectly. These
	inputs may include quoted prices for the identical instrument on an
	active market, price for similar instruments, interest rates, prepayment
	speeds, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant ob-
	serable inputs are not available, representing the Fund's own assump-
	tions about the assumptions a market participant would use in valuing
	the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk asso-
ciated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Fund's investment carried at value:

Investments in Securities	Level1	Level 2	Level 3	Total

Common Stocks	$2,427,310	$ -	$ -	$2,427,310

	$2,427,310	$ -	$ -	$2,427,310

The Fund did not hold any Level 3 assets during the period ended September 30, 2013. The
Fund did not hold any derivative instruments at any time during the period ended September
30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the per-
iod. It is the Fund's policy to recognize transfers into and out of Level l and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

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NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements

September 30, 2013

(Unaudited)

Note 1 At September 30, 2013, the gross unrealized appreciation for all securities totaled $818,736 and the gross unrealized depreciation for all securities totaled $41,401 or a net unrealized appreciation of $777,335. The aggregate cost of securities for federal tax purposes at September 30, 2013 was $1,649,975.

Note 2 Security Valuation: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

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Investment Advisor

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

130 Maple Ave., Suite 9B2

Red Bank, NJ 07701

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item 2.  Controls and Procedures.

a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures ( as defined in Rule 30a-3 (c) under the Investment Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report on Form N-Q that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act and Rules 13a-15 (b) or 15d-15 (b) under the Securities Exchange Act of 1934, as amended.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A.

EX99Q313.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-Q.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  10/10/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  10/10/2013

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